SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation and foreign currency (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) subsidiary	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) subsidiary	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of subsidiaries | subsidiary	4		4
Foreign exchange gain (loss) | $	$ (487)	$ (51)	$ 52	$ (880)